Schedule of Investments

ARK Venture Fund

October 31, 2022 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES – 24.6%

AUTOMOBILES - 2.2%
Tesla, Inc.*	803	$191,301	$182,715

CAPITAL MARKETS - 1.2%
Coinbase Global, Inc., Class A*	1,475	106,251	97,719

ENTERTAINMENT - 4.5%
Roblox Corp., Class A*	6,167	240,933	275,912
Roku, Inc.*	1,799	106,537	99,916
		347,470	375,828
HOTELS, RESTAURANTS & LEISURE - 1.3%
Draftkings, Inc., Class A*	6,438	106,604	101,720

IT SERVICES - 5.5%
Block, Inc.*	1,718	106,177	103,200
Shopify, Inc., Class A (Canada)*	3,425	106,618	117,238
Twilio, Inc., Class A*	3,166	241,159	235,455
		453,954	455,893
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
NVIDIA Corp.	1,822	240,600	245,915

SOFTWARE - 6.9%
Uipath, Inc., Class A*	18,100	242,282	228,965
Unity Software, Inc.*	2,994	106,382	88,323
Zoom Video Communications, Inc., Class A*	3,077	241,622	256,745
		590,286	574,033
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		2,036,466	2,033,823

	Acquisition Date	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PRIVATE COMPANIES – 20.0%

INTERNET - 12.0%
X Holdings, Inc. (Twitter)*,(a),(b)	10/31/22	18,450	1,000,000	1,000,000

SOFTWARE - 8.0%
Epic Games, Inc.*,(a),(b),(c)	9/23/22	874	665,525	665,528
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			1,665,525	1,665,528
PREFERRED STOCKS IN PRIVATE COMPANIES – 16.9%

HEALTHCARE PRODUCTS - 12.0%
Freenome, Inc.*,(a),(b)	9/23/22	85,711	999,990	999,990

TRANSPORTATION - 4.9%
Flexport, Inc.*,(a),(b)	9/23/22	29,629	404,992	399,992
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			1,404,982	1,399,982
SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 9.6%

COMMERCIAL SERVICES - 4.8%
Chipper Cash*,(a),(b)	9/23/22	400,000	400,000	400,000

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2022 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES (continued)

SOFTWARE - 4.8%
MosaicML*,(a),(b)	9/23/22	400,000	$400,000	$400,000
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			800,000	800,000

	Shares/ Principal/Units	Cost	Value
MONEY MARKET FUND – 41.3%
Dreyfus Government Cash Management, 2.91% (d)	3,435,443	3,435,443	3,435,443
TOTAL INVESTMENTS – 112.4%		9,342,416	9,334,776
Liabilities in Excess of Other Assets–(12.4)%			(1,026,487)
Net Assets–100.0%			$8,308,289

*	Non-income producing security
(a)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of October 31, 2022, total investments in restricted securities were $3,865,510 and are classified as Level 3.
(c)	These securities have been purchased through Special Purpose Vehicles in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.
(d)	Rate shown represents annualized 7-day yield as of October 31, 2022.

October 31, 2022 (Unaudited)

Fair value measurements

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of October 31, 2022:

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks in public companies*	$2,033,823	$–	$–	$2,033,823
Common Stocks in private companies*	–	–	1,665,528	1,665,528
Preferred Stocks in private companies*	–	–	1,399,982	1,399,982
Simple agreement to purchase equity in private companies*	–	–	800,000	800,000
Money Market Fund	3,435,443	–	–	3,435,443
Total	$5,469,266	$–	$3,865,510	$9,334,776

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the reporting year. At October 31, 2022, the reconciliation of assets is as follows:

	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Total
Balance at September 23, 2022*	$–	$–	$–	$–
Purchases	1,665,525	1,404,982	800,000	3,870,507
Sales	–	–	–	–
Transfer into Level 3	–	–	–	–
Transfer out of Level 3	–	–	–	–
Net Realized Gain (Loss)	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	3	(5,000)	–	(4,997)
Balance at October 31, 2022	$1,665,528	$1,399,982	$800,000	$3,865,510

*	Inception date